BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES - Transactions with companies (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Associates
Disclosure of transactions between related parties
Revenues	$ 70	$ 102	$ 133
Operating costs	(178)	(175)	(156)
Finance results			142
La Capital Cable | Services revenues and other revenues
Disclosure of transactions between related parties
Revenues	70	90	129
La Capital Cable | Fees for services
Disclosure of transactions between related parties
Operating costs	(178)	(175)	(156)
La Capital Cable | Interests on debt
Disclosure of transactions between related parties
Finance results			45
Ver T.V | Services revenues and other revenues
Disclosure of transactions between related parties
Revenues		12	4
Ver T.V | Interests on debt
Disclosure of transactions between related parties
Finance results			97
Related party
Disclosure of transactions between related parties
Revenues	497	617	623
Operating costs	(10,136)	(12,387)	(14,872)
Other Related parties | Advisory services
Disclosure of transactions between related parties
Operating costs	(892)	(1,030)	(1,414)
Other Related parties | Services and advertising revenues
Disclosure of transactions between related parties
Revenues	497	617	623
Other Related parties | Programming costs
Disclosure of transactions between related parties
Operating costs	(6,977)	(8,234)	(9,344)
Other Related parties | Editing and distribution of magazines
Disclosure of transactions between related parties
Operating costs	(1,235)	(1,660)	(2,209)
Other Related parties | Advertising Purchases
Disclosure of transactions between related parties
Operating costs	(725)	(1,087)	(1,455)
Other Related parties | Other purchases
Disclosure of transactions between related parties
Operating costs	$ (307)	$ (376)	$ (450)